Investment Strategy	Dec. 07, 2025
Motley Fool Aggressive Growth Factor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Innovative Growth Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Innovative Growth Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Innovative Growth Fund.

The Motley Fool Innovative Growth Index

The Innovative Growth Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a stock’s Innovative Growth Factor Score, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Innovative Growth is a measure of a stock’s attractiveness based on measures of recent and expected future growth, such as realized sales growth, margin improvement, growth flow and investment intensity.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Innovative Growth Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Innovative Growth Factor Score. Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating innovative growth, a stock must be assigned numerical values for each of the three component scores that comprise the Innovative Growth Factor Score. Additionally, stocks must have positive raw values for each Innovative Growth component score in order to be included in the candidate stock universe for the Innovative Growth Index on a given weighting date.

The Index Provider’s proprietary Innovative Growth Factor Score is a composite score that utilizes modified calculations of growth metrics such as long-term growth, gross profit growth, earnings per share forecasts and revisions, and investment intensity to assess a company’s innovative growth attractiveness. To determine final index membership, candidate stocks are first ranked based on their composite Innovative Growth Factor Scores. The top 100 stocks are then selected based on index continuity rules. If fewer than 100 stocks remain after liquidity and metric-specific growth screens are applied, then all eligible securities are included in the index.

Each selected company’s share of the Innovative Growth Index (or “weighting”) is set to equal the company’s share of all Innovative Growth Index companies’ aggregate market value multiplied by their respective Innovative Growth Factor Scores. A maximum position size limit of 4.8% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Innovative Growth Index is reconstituted and rebalanced quarterly.

The index methodology for the Innovative Growth Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Innovative Growth Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Innovative Growth Index and the percentage of the Innovative Growth Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Innovative Growth Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Innovative Growth Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Innovative Growth Fund or the Adviser. The Index Provider also serves as the Adviser to the Innovative Growth Fund. Additional information regarding the Innovative Growth Index, including its value, is available on the websites of the Innovative Growth Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Innovative Growth Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Innovative Growth Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Innovative Growth Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Innovative Growth Fund’s performance and that of the Innovative Growth Index, before fees and expenses, will be 95% or better.

The Innovative Growth Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Innovative Growth Index. However, the Innovative Growth Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Innovative Growth Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Innovative Growth Index as a whole, when the Adviser believes it is in the best interests of the Innovative Growth Fund (e.g., when replicating the Innovative Growth Index involves practical difficulties or substantial costs, a Innovative Growth Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Innovative Growth Fund but not to the Innovative Growth Index).

The Innovative Growth Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Innovative Growth Index, but which the Adviser believes will help the Innovative Growth Fund track the Innovative Growth Index. For example, the Innovative Growth Fund may invest in securities that are not components of the Innovative Growth Index to reflect various corporate actions and other changes to the Innovative Growth Index (such as reconstitutions, additions and deletions).

The Innovative Growth Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Innovative Growth Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Innovative Growth Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Innovative Growth Fund will concentrate its investments to approximately the same extent as the Innovative Growth Index.

The Innovative Growth Fund may also seek to increase its income by lending securities.

The Innovative Growth Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Crowdsource ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Crowdsource Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Crowdsource Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Crowdsource Fund.

The Motley Fool Crowdsource Index

The Crowdsource Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a stock’s crowdsourced attractiveness, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Crowdsourcing is a signal extraction technique that involves pooling together the behavior of “raters” to produce a filtered consensus. The Crowdsource Fund is powered by the same algorithm that ranks stocks in the analyst opinion database.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Crowdsource Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Crowdsource Composite Score. Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating crowdsourced attractiveness, a stock must be assigned numerical values for each of the three component scores that comprise the Crowdsource Composite Score.

The Index Provider’s proprietary Crowdsource Composite Score is a composite score that incorporates crowdsourced signals from large pools of informed “raters” such as Wall Street analysts, corporate insiders, and hedge funds to assess a company’s composite crowdsourced attractiveness. To determine final index membership, candidate stocks are first ranked based on their composite scores. The top 100 stocks are then selected based on index continuity rules. If fewer than 100 stocks remain after liquidity screens are applied, then all eligible securities are included in the index.

Each selected company’s share of the Crowdsource Index (or “weighting”) is set to equal the company’s share of all Crowdsource Index companies’ aggregate market value multiplied by their respective Crowdsource Composite Scores. A maximum position size limit of 4.8% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Crowdsource Index is reconstituted and rebalanced quarterly.

The index methodology for the Crowdsource Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Crowdsource Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Crowdsource Index and the percentage of the Crowdsource Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Crowdsource Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Crowdsource Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Crowdsource Fund or the Adviser. The Index Provider also serves as the Adviser to the Crowdsource Fund. Additional information regarding the Crowdsource Index, including its value, is available on the websites of the Crowdsource Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Crowdsource Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Crowdsource Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Crowdsource Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Crowdsource Fund’s performance and that of the Crowdsource Index, before fees and expenses, will be 95% or better.

The Crowdsource Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Crowdsource Index. However, the Crowdsource Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Crowdsource Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Crowdsource Index as a whole, when the Adviser believes it is in the best interests of the Crowdsource Fund (e.g., when replicating the Crowdsource Index involves practical difficulties or substantial costs, a Crowdsource Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Crowdsource Fund but not to the Crowdsource Index).

The Crowdsource Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Crowdsource Index, but which the Adviser believes will help the Crowdsource Fund track the Crowdsource Index. For example, the Crowdsource Fund may invest in securities that are not components of the Crowdsource Index to reflect various corporate actions and other changes to the Crowdsource Index (such as reconstitutions, additions and deletions).

The Crowdsource Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Crowdsource Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Crowdsource Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Crowdsource Fund will concentrate its investments to approximately the same extent as the Crowdsource Index.

The Crowdsource Fund may also seek to increase its income by lending securities.

The Crowdsource Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Value Factor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Value Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Value Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Value Fund.

The Motley Fool Value Index

The Value Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a stock’s value, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Value is a measure of a stock’s attractiveness based on ratios that compare fundamental anchors to market valuations.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Value Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Value Factor Score. Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating value, a stock must be assigned numerical values for each of the three component scores that comprise the Value Factor Score. Additionally, stocks must have positive raw values for each Value component score in order to be included in the candidate stock universe for the Value Index on a given weighting date.

The Index Provider’s proprietary Value Factor Score is a composite score that utilizes modified calculations of valuation metrics such as book-to-price, gross earning yield, and total shareholder yield to assess a company’s value attractiveness. To determine final index membership, candidate stocks are first ranked based on their composite Value Factor Scores. The top 100 stocks are then selected based on index continuity rules. If fewer than 100 stocks remain after liquidity and metric-specific value screens are applied, then all eligible securities are included in the index.

Each selected company’s share of the Value Index (or “weighting”) is set to equal the company’s share of all Value Index companies’ aggregate market value multiplied by their respective Value Factor Scores. A maximum position size limit of 4.8% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Value Index is reconstituted and rebalanced quarterly.

The index methodology for the Value Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Value Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Value Index and the percentage of the Value Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%. The Value Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Value Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Value Fund or the Adviser. The Index Provider also serves as the Adviser to the Value Fund. Additional information regarding the Value Index, including its value, is available on the websites of the Value Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Value Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Value Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Value Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Value Fund’s performance and that of the Value Index, before fees and expenses, will be 95% or better.

The Value Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Value Index. However, the Value Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Value Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Value Index as a whole, when the Adviser believes it is in the best interests of the Value Fund (e.g., when replicating the Value Index involves practical difficulties or substantial costs, a Value Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Value Fund but not to the Value Index).

The Value Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Value Index, but which the Adviser believes will help the Value Fund track the Value Index. For example, the Value Fund may invest in securities that are not components of the Value Index to reflect various corporate actions and other changes to the Value Index (such as reconstitutions, additions and deletions).

The Value Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Value Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Value Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Value Fund will concentrate its investments to approximately the same extent as the Value Index.

The Value Fund may also seek to increase its income by lending securities.

The Value Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Income Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Income Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Income Fund.

The Motley Fool Income Index

The Income Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a stock’s income, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Income is a measure of a stock’s relative strength based on its recent market performance and/or the performance of similar stocks.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF, are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, or are companies supplied to the Index Provider by analysts at Motley Fool Asset Management, LLC, subject to universe continuity rules. With respect to universe continuity, the Income Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Income Factor Score. Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating income, a stock must be assigned numerical values for each of the three component scores that comprise the Income Factor Score. Additionally, stocks must pass a screen for dividend yield and quality in order to be included in the candidate stock universe for the Income Index on a given weighting date.

The Index Provider’s proprietary Income Factor Score is a composite score that incorporates dividend yield, dividend appreciation and dividend quality metrics in assessing a company’s composite income attractiveness. To determine final index membership, candidate stocks are first ranked based on their composite scores. The top 100 stocks are then selected based on index continuity rules. If fewer than 100 stocks remain after preliminary liquidity and dividend screens are applied, then all eligible securities are included in the index.

Each selected company’s share of the Income Index (or “weighting”) is set to equal the company’s share of all Income Index companies’ aggregate market value multiplied by their respective Income Factor Scores. A maximum position size limit of 4.8% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Income Index is reconstituted and rebalanced quarterly.

The index methodology for the Income Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Income Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Income Index and the percentage of the Income Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Income Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Income Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Income Fund or the Adviser. The Index Provider also serves as the Adviser to the Income Fund. Additional information regarding the Income Index, including its value, is available on the websites of the Income Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Income Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Income Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Income Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Income Fund’s performance and that of the Income Index, before fees and expenses, will be 95% or better.

The Income Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Income Index. However, the Income Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Income Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Income Index as a whole, when the Adviser believes it is in the best interests of the Income Fund (e.g., when replicating the Income Index involves practical difficulties or substantial costs, an Income Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Income Fund but not to the Income Index).

The Income Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Income Index, but which the Adviser believes will help the Income Fund track the Income Index. For example, the Income Fund may invest in securities that are not components of the Income Index to reflect various corporate actions and other changes to the Income Index (such as reconstitutions, additions and deletions).

The Income Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Income Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Income Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Income Fund will concentrate its investments to approximately the same extent as the Income Index.

The Income Fund may also seek to increase its income by lending securities.

The Income Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool International Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The International Opportunities Fund is an actively-managed exchange-traded fund (“ETF”), and pursues its investment objective by using a quality growth investing style. The International Opportunities Fund primarily invests in a focused portfolio of the common stocks and depositary receipts (including unsponsored depositary receipts) of high-quality companies in other developed countries around the world. As of June 30, 2025, developed countries include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The International Opportunities Fund will invest, under normal circumstances, in at least three different countries, and will invest at least 40% of its assets outside of the United States, or, if the conditions are not favorable, will invest at least 30% of its assets outside the United States. For this purpose, a company is considered to be located outside the United States if: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The International Opportunities Fund seeks to stay fully invested and does not attempt to time the market. Although the International Opportunities Fund does not have market capitalization constraints. The International Opportunities Fund may invest in securities of companies organized under the laws of emerging market countries.

In identifying investments for the International Opportunities Fund, Motley Fool Asset Management, LLC (the “Adviser”) looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the International Opportunities Fund’s investment portfolio, the Adviser regularly reviews and adjusts the International Opportunities Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The International Opportunities Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The International Opportunities Fund prefers to invest in high-quality businesses when possible. To identify these high quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry, and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the International Opportunities Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The International Opportunities Fund’s investment portfolio is focused, generally composed of between 30 and 50 investment positions, with the 10 largest positions representing not more than 60% of the International Opportunities Fund’s net assets. To limit the risks associated with highly concentrated holdings, the International Opportunities

Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the International Opportunities Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

The International Opportunities Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the International Opportunities Fund may invest in fewer securities at any one time than a diversified fund.

While investing in a particular sector is not a principal investment strategy of the International Opportunities Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. The International Opportunities Fund may also seek to increase its income by lending securities.

The International Opportunities Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Large Cap Growth Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by using a quality growth investing style. The Large Cap Growth Fund invests in a focused portfolio of the common stocks of high-quality companies domiciled in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having large market capitalizations with growth characteristics. For this purpose, Motley Fool Asset Management, LLC (the “Adviser”) currently defines large market capitalization companies as having similar market capitalizations to the companies in the Russell 1000 Total Return Index, which is used for the purpose of determining range and not for targeting portfolio management. As of October 31, 2025, the average dollar-weighted market cap of the Russell 1000 Total Return Index was approximately $1.37 trillion. The median market cap was approximately $16.2 billion and the largest stock included in the index had a market cap of approximately $4.94 trillion. Under normal circumstances, the Large Cap Growth Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments with growth characteristics, the Adviser looks for securities of companies that have high quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Large Cap Growth Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Large Cap Growth Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Large Cap Growth Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Large Cap Growth Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Large Cap Growth Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Large Cap Growth Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Large Cap Growth Fund’s net assets. To limit the risks associated with highly concentrated holdings, the Large Cap Growth Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Large Cap Growth Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

The Large Cap Growth Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Large Cap Growth Fund may invest in fewer securities at any one time than a diversified fund.

While investing in a particular sector is not a principal investment strategy of the Large Cap Growth Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. The Large Cap Growth Fund may also seek to increase its income by lending portfolio securities.

The Large Cap Growth Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Momentum Factor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Momentum Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Momentum Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Momentum Fund.

The Motley Fool Momentum Index

The Momentum Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a stock’s momentum, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Momentum is a measure of a stock’s relative strength based on its recent market performance and/or the performance of similar stocks.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Momentum Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Momentum Factor Score. Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating momentum, a stock must be assigned numerical values for each of the three component scores that comprise the Momentum Factor Score. Additionally, stocks must have a positive Core Momentum score in order to be included in the candidate stock universe for the Momentum Index on a given weighting date.

The Index Provider’s proprietary Momentum Factor Score is a composite score that incorporates price momentum, factor momentum, and other relative strength metrics in assessing a company’s composite momentum. To determine final index membership, candidate stocks are first ranked based on their composite scores. The top 100 stocks are then selected based on index continuity rules. If fewer than 100 stocks remain after liquidity and core momentum screens are applied, then all eligible securities are included in the index.

Each selected company’s share of the Momentum Index (or “weighting”) is set to equal the company’s share of all Momentum Index companies’ aggregate market value multiplied by their respective Momentum Factor Scores. A maximum position size limit of 4.8% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Momentum Index is reconstituted and rebalanced quarterly.

The index methodology for the Momentum Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Momentum Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Momentum Index and the percentage of the Momentum Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Momentum Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Momentum Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Momentum Fund or the Adviser. The Index Provider also serves as the Adviser to the Momentum Fund. Additional information regarding the Momentum Index, including its value, is available on the websites of the Momentum Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Momentum Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Momentum Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Momentum Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Momentum Fund’s performance and that of the Momentum Index, before fees and expenses, will be 95% or better.

The Momentum Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Momentum Index. However, the Momentum Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Momentum Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Momentum Index as a whole, when the Adviser believes it is in the best interests of the Momentum Fund (e.g., when replicating the Momentum Index involves practical difficulties or substantial costs, a Momentum Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Momentum Fund but not to the Momentum Index).

The Momentum Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Momentum Index, but which the Adviser believes will help the Momentum Fund track the Momentum Index. For example, the Momentum Fund may invest in securities that are not components of the Momentum Index to reflect various corporate actions and other changes to the Momentum Index (such as reconstitutions, additions and deletions).

The Momentum Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Momentum Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Momentum Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Momentum Fund will concentrate its investments to approximately the same extent as the Momentum Index.

The Momentum Fund may also seek to increase its income by lending securities.

The Momentum Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Multi-Factor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Multi-Factor Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective using a systematic framework encompassing evaluation of companies using quantitative factor rotation, risk management, and portfolio construction. Using this framework, the Multi-Factor Fund seeks exposure to identified structural trends in U.S. markets. The Multi-Factor Fund to invest at least 80% of total assets in U.S. stocks that have been recommended by The Motley Fool, LLC (“TMF”) analysts and newsletters and/or Motley Fool Asset Management, LLC (the “Adviser”) analysts, and that also meet certain liquidity requirements. TMF is an affiliate of the Adviser.

Under normal circumstances Multi-Factor Fund seeks to stay fully invested and employ a long-term mindset of systematic factor rotation to position the portfolio.

In managing the Multi-Factor Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Multi-Factor Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.

The Multi-Factor Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Multi-Factor Fund may invest in fewer securities at any one time than a diversified fund.

The Multi-Factor Fund may also seek to increase its income by lending securities.

The Multi-Factor Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Smart Volatility Factor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Smart Volatility Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Smart Volatility Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Smart Volatility Fund.

The Motley Fool Smart Volatility Index

The Smart Volatility Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by the attractiveness of a stock’s priced risk, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Volatility investing refers to strategies that target specific volatility ranges and/or characteristics at the portfolio level. The Motley Fool Smart Volatility Fund seeks investments in stocks with elevated levels of risk based on measures like beta and residual volatility while maintaining high risk-adjusted returns based on measures like Sharpe ratios and information ratios.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Smart Volatility Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Smart Volatility Composite Score. Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating crowdsourced attractiveness, a stock must be assigned numerical values for each of the three component scores that comprise the Smart Volatility Composite Score.

The Index Provider’s proprietary Smart Volatility Composite Score is a composite score that incorporates The Motley Fool’s proprietary risk model to identify sources of priced risk and assess a company’s composite smart volatility attractiveness. To determine final index membership, candidate stocks are first ranked based on their composite scores. The top 100 stocks are then selected based on index continuity rules. If fewer than 100 stocks remain after liquidity screens are applied, then all eligible securities are included in the index.

Each selected company’s share of the Smart Volatility Index (or “weighting”) is set to equal the company’s share of all Smart Volatility Index companies’ aggregate market value multiplied by their respective Smart Volatility Composite Scores. A maximum position size limit of 4.8% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Smart Volatility Index is reconstituted and rebalanced quarterly.

The index methodology for the Smart Volatility Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Smart Volatility Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Smart Volatility Index and the percentage of the Smart Volatility Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Smart Volatility Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Smart Volatility Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Smart Volatility Fund or the Adviser. The Index Provider also serves as the Adviser to the Smart Volatility Fund. Additional information regarding the Smart Volatility Index, including its value, is available on the websites of the Smart Volatility Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Smart Volatility Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Smart Volatility Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Smart Volatility Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Smart Volatility Fund’s performance and that of the Smart Volatility Index, before fees and expenses, will be 95% or better.

The Smart Volatility Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Smart Volatility Index. However, the Smart Volatility Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Smart Volatility Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Smart Volatility Index as a whole, when the Adviser believes it is in the best interests of the Smart Volatility Fund (e.g., when replicating the Smart Volatility Index involves practical difficulties or substantial costs, a Smart Volatility Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Smart Volatility Fund but not to the Smart Volatility Index).

The Smart Volatility Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Smart Volatility Index, but which the Adviser believes will help the Smart Volatility Fund track the Smart Volatility Index. For example, the Smart Volatility Fund may invest in securities that are not components of the Smart Volatility Index to reflect various corporate actions and other changes to the Smart Volatility Index (such as reconstitutions, additions and deletions).

The Smart Volatility Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Smart Volatility Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Smart Volatility Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Smart Volatility Fund will concentrate its investments to approximately the same extent as the Smart Volatility Index.

The Smart Volatility Fund may also seek to increase its income by lending securities.

The Smart Volatility Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool 100 Equal Weight ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fool 100 Equal Weight Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Fool 100 Equal Weight Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fool 100 Equal Weight Fund.

The Motley Fool 100 Equal Weight Index

The Fool 100 Equal Weight Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the stock performance of the 100 largest U.S. companies, measured by a stock’s issuer-level market cap, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Equal weight investing strategies maintain equivalent nominal exposure to all stocks in a selection pool, reducing portfolio concentrations of larger-capitalization stocks while increasing concentrations to smaller-capitalization stocks.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Fool 100 Equal Weight Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity. Each selected company’s share of the Fool 100 Equal Weight Index (or “weighting”) receives an identical portfolio weight on the weighting date. The Fool 100 Equal Weight Index is reconstituted and rebalanced quarterly.

The index methodology for the Fool 100 Equal Weight Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Fool 100 Equal Weight Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Fool 100 Equal Weight Index and the percentage of the Fool 100 Equal Weight Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%. The Fool 100 Equal Weight Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Fool 100 Equal Weight Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Fool 100 Equal Weight Fund or the Adviser. The Index Provider also serves as the Adviser to the Fool 100 Equal Weight Fund. Additional information regarding the Fool 100 Equal Weight Index, including its value, is available on the websites of the Fool 100 Equal Weight Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Fool 100 Equal Weight Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fool 100 Equal Weight Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Fool 100 Equal Weight Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Fool 100 Equal Weight Fund’s performance and that of the Fool 100 Equal Weight Index, before fees and expenses, will be 95% or better.

The Fool 100 Equal Weight Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Fool 100 Equal Weight Index. However, the Fool 100 Equal Weight Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Fool 100 Equal Weight Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Fool 100 Equal Weight Index as a whole, when the Adviser believes it is in the best interests of the Fool 100 Equal Weight Fund (e.g., when replicating the Fool 100 Equal Weight Index involves practical difficulties or substantial costs, a Fool 100 Equal Weight Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fool 100 Equal Weight Fund but not to the Fool 100 Equal Weight Index).

The Fool 100 Equal Weight Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Fool 100 Equal Weight Index, but which the Adviser believes will help the Fool 100 Equal Weight Fund track the Fool 100 Equal Weight Index. For example, the Fool 100 Equal Weight Fund may invest in securities that are not components of the Fool 100 Equal Weight Index to reflect various corporate actions and other changes to the Fool 100 Equal Weight Index (such as reconstitutions, additions and deletions).

The Fool 100 Equal Weight Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fool 100 Equal Weight Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Fool 100 Equal Weight Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Fool 100 Equal Weight Fund will concentrate its investments to approximately the same extent as the Fool 100 Equal Weight Index.

The Fool 100 Equal Weight Fund may also seek to increase its income by lending securities.

The Fool 100 Equal Weight Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Next Equal Weight ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fool 100 Equal Weight Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Fool 100 Equal Weight Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fool 100 Equal Weight Fund.

The Motley Fool Next Equal Weight Index

The Next Equal Weight Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the stock performance of mid- and small-capitalization U.S. companies, measured by a stock’s issuer-level market cap, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Equal weight investing strategies maintain equivalent nominal exposure to all stocks in a selection pool, reducing portfolio concentrations of larger-capitalization stocks while increasing concentrations to smaller-capitalization stocks.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Next Equal Weight Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Once the eligible universe is determined, inclusion in the Next Equal Weight Index is determined based on the same market capitalization and index continuity rules that apply to the Motley Fool 100 Index and the Motley Fool Next Index (the standard indexes). A buffer of 30% of the Motley Fool 100 Index membership target - or 30 stocks - is used to prevent frequent turnover around the Motley Fool 100 Index/Next Index cutoff. Specifically, stocks ranked in the top 70 positions based on firm-level market capitalization (70% of the 100-stock target) are automatically included in the candidate universe for the Motley Fool 100 Index. Additionally, companies that were previously included in the Motley Fool 100 Index will still be included as long as their market capitalization rank is equal to or better than 130 (130% of the 100-stock target). Stocks are then added to the Motley Fool 100 Equal Weight Index based on market capitalization rank until the 100-stock target is reached. The remaining stocks are included in the Fool Next Equal Weight Index

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity. Each selected company’s share of the Next Equal Weight Index (or “weighting”) receives an identical portfolio weight on the weighting date. The Next Equal Weight Index is reconstituted and rebalanced quarterly.

The index methodology for the Next Equal Weight Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Next Equal Weight Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Next Equal Weight Index and the percentage of the Next Equal Weight Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Next Equal Weight Index will typically include 100-400 companies at any one time and may contain companies of any size capitalization. The Next Equal Weight Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Next Equal Weight Fund or the Adviser. The Index Provider also serves as the Adviser to the Next Equal Weight Fund. Additional information regarding the Next Equal Weight Index, including its value, is available on the websites of the Next Equal Weight Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Fool Next Equal Weight Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Next Equal Weight Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Next Equal Weight Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Next Equal Weight Fund’s performance and that of the Next Equal Weight Index, before fees and expenses, will be 95% or better.

The Next Equal Weight Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Next Equal Weight Index. However, the Next Equal Weight Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Next Equal Weight Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Next Equal Weight Index as a whole, when the Adviser believes it is in the best interests of the Next Equal Weight Fund (e.g., when replicating the Next Equal Weight Index involves practical difficulties or substantial costs, a Next Equal Weight Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Next Equal Weight Fund but not to the Next Equal Weight Index).

The Next Equal Weight Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Next Equal Weight Index, but which the Adviser believes will help the Next Equal Weight Fund track the Next Equal Weight Index. For example, the Next Equal Weight Fund may invest in securities that are not components of the Next Equal Weight Index to reflect various corporate actions and other changes to the Next Equal Weight Index (such as reconstitutions, additions and deletions).

The Next Equal Weight Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Next Equal Weight Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Next Equal Weight Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Next Equal Weight Fund will concentrate its investments to approximately the same extent as the Next Equal Weight Index.

The Next Equal Weight Fund may also seek to increase its income by lending securities.

The Next Equal Weight Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool 100 Minimum Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fool 100 Minimum Volatility Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Fool 100 Minimum Volatility Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fool 100 Minimum Volatility Fund.

The Motley Fool 100 Minimum Volatility Index

The Fool 100 Minimum Volatility Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the stock performance of the 100 largest U.S. companies, measured by a stock’s issuer-level market cap, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Minimum Volatility investing strategies utilize risk optimization techniques to reduce the realized volatility of fund performance. These strategies typically target an exact, maximum-allowable, or minimum-achievable level of volatility.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Fool 100 Minimum Volatility Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity. Each selected company’s share of the Fool 100 Minimum Volatility Index (or “weighting”) receives a portfolio weight on the weighting date determined by a risk minimization process. That is, weights are assigned using a modeling process that produces the index with the lowest forecast volatility. The Fool 100 Minimum Volatility Index is reconstituted and rebalanced quarterly.

The index methodology for the Fool 100 Minimum Volatility Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Fool 100 Minimum Volatility Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Fool 100 Minimum Volatility Index and the percentage of the Fool 100 Minimum Volatility Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Fool 100 Minimum Volatility Index will typically include 70-100 companies at any one time and may contain companies of any size capitalization. The Fool 100 Minimum Volatility Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Fool 100 Minimum Volatility Fund or the Adviser. The Index Provider also serves as the Adviser to the Fool 100 Minimum Volatility Fund. Additional information regarding the Fool 100 Minimum Volatility Index, including its value, is available on the websites of the Fool 100 Minimum Volatility Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Fool 100 Minimum Volatility Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fool 100 Minimum Volatility Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Fool 100 Minimum Volatility Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Fool 100 Minimum Volatility Fund’s performance and that of the Fool 100 Minimum Volatility Index, before fees and expenses, will be 95% or better.

The Fool 100 Minimum Volatility Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Fool 100 Minimum Volatility Index. However, the Fool 100 Minimum Volatility Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Fool 100 Minimum Volatility Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Fool 100 Minimum Volatility Index as a whole, when the Adviser believes it is in the best interests of the Fool 100 Minimum Volatility Fund (e.g., when replicating the Fool

100 Minimum Volatility Index involves practical difficulties or substantial costs, a Fool 100 Minimum Volatility Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fool 100 Minimum Volatility Fund but not to the Fool 100 Minimum Volatility Index).

The Fool 100 Minimum Volatility Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Fool 100 Minimum Volatility Index, but which the Adviser believes will help the Fool 100 Minimum Volatility Fund track the Fool 100 Minimum Volatility Index. For example, the Fool 100 Minimum Volatility Fund may invest in securities that are not components of the Fool 100 Minimum Volatility Index to reflect various corporate actions and other changes to the Fool 100 Minimum Volatility Index (such as reconstitutions, additions and deletions).

The Fool 100 Minimum Volatility Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fool 100 Minimum Volatility Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Fool 100 Minimum Volatility Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Fool 100 Minimum Volatility Fund will concentrate its investments to approximately the same extent as the Fool 100 Minimum Volatility Index.

The Fool 100 Minimum Volatility Fund may also seek to increase its income by lending securities.

The Fool 100 Minimum Volatility Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Next Minimum Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Next Minimum Volatility Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Next Minimum Volatility Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Next Minimum Volatility Fund.

The Motley Fool Next Minimum Volatility Index

The Next Minimum Volatility Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the stock performance of mid- and small-capitalization U.S. companies, measured by a stock’s issuer-level market cap, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Minimum Volatility investing strategies utilize risk optimization techniques to reduce the realized volatility of fund performance. These strategies typically target an exact, maximum-allowable, or minimum-achievable level of volatility.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Next Minimum Volatility Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Once the eligible universe is determined, inclusion in the Next Minimum Volatility Index is determined based on the same market capitalization and index continuity rules that apply to the Motley Fool 100 Index and the Motley Fool Next Index (the standard indexes). A buffer of 30% of the Motley Fool 100 Index membership target - or 30 stocks - is used to prevent frequent turnover around the Motley Fool 100 Index/Next Index cutoff. Specifically, stocks ranked in the top 70 positions based on firm-level market capitalization (70% of the 100-stock target) are automatically included in the candidate universe for the Motley Fool 100 Index. Additionally, companies that were previously included in the Motley Fool 100 Index will still be included as long as their market capitalization rank is equal to or better than 130 (130% of the 100-stock target). Stocks are then added to the Motley Fool 100 Minimum Volatility Index based on market capitalization rank until the 100-stock target is reached. The remaining stocks are included in the Fool Next Minimum Volatility Index

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity. Each selected company’s share of the Next Minimum Volatility Index (or “weighting”) receives a portfolio weight on the weighting date determined by a risk minimization process. That is, weights are assigned using a modeling process that produces the index with the lowest forecast volatility. The Next Minimum Volatility Index is reconstituted and rebalanced quarterly.

The index methodology for the Next Minimum Volatility Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Next Minimum Volatility Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Next Minimum Volatility Index and the percentage of the Next Minimum Volatility Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Next Minimum Volatility Index will typically include 100-400 companies at any one time and may contain companies of any size capitalization. The Next Minimum Volatility Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Next Minimum Volatility Fund or the Adviser. The Index Provider also serves as the Adviser to the Next Minimum Volatility Fund. Additional information regarding the Next Minimum Volatility Index, including its value, is available on the websites of the Next Minimum Volatility Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Next Minimum Volatility Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Next Minimum Volatility Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Next Minimum Volatility Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Next Minimum Volatility Fund’s performance and that of the Next Minimum Volatility Index, before fees and expenses, will be 95% or better.

The Next Minimum Volatility Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Next Minimum Volatility Index. However, the Next Minimum Volatility Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Next Minimum Volatility Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Next Minimum Volatility Index as a whole, when the Adviser believes it is in the best interests of the Next Minimum Volatility Fund (e.g., when replicating the Next Minimum Volatility Index involves practical difficulties or substantial costs, a Next Minimum Volatility Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Next Minimum Volatility Fund but not to the Next Minimum Volatility Index).

The Next Minimum Volatility Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Next Minimum Volatility Index, but which the Adviser believes will help the Next Minimum Volatility Fund track the Next Minimum Volatility Index. For example, the Next Minimum Volatility Fund may invest in securities that are not components of the Next Minimum Volatility Index to reflect various corporate actions and other changes to the Next Minimum Volatility Index (such as reconstitutions, additions and deletions).

The Next Minimum Volatility Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Next Minimum Volatility Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Next Minimum Volatility Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Next Minimum Volatility Fund will concentrate its investments to approximately the same extent as the Next Minimum Volatility Index.

The Next Minimum Volatility Fund may also seek to increase its income by lending securities.

The Next Minimum Volatility Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Rising 100 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Rising 100 Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Rising 100 Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Rising 100 Fund.

The Motley Fool Rising 100 Index

The Rising 100 Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the stock performance of the 100 smallest U.S. companies, measured by a stock’s issuer-level market cap, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Small-capitalization investing strategies assume positions in stocks with low market capitalizations, which may offer more growth opportunities relative to larger-capitalization stocks and whose performance may deviate from the broad market.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Rising 100 Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity. Once the eligible universe is determined, inclusion in the Rising 100 Index is determined based on market capitalization and index continuity rules. The smallest 100 companies by market capitalization are identified within the universe. A buffer of 30% of the Rising 100 Index membership target - or 30 stocks - is used to prevent frequent turnover around the Rising 100 Index. Specifically, companies that were previously included in the Rising 100 Index will still be included as long as their reverse market capitalization rank is equal to or lower than 130 (130% of the 100-stock target). Stocks are then added to the Rising 100 Index based on reverse market capitalization rank until the 100-stock target is reached.

Each selected company’s share of the Rising 100 Index (or “weighting”) is set to equal the company’s share of all Rising 100 Index companies’ aggregate market value. The Rising 100 Index will typically include 90-100 companies at any time. The Rising 100 Index is reconstituted and rebalanced quarterly.

The index methodology for the Rising 100 Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Rising 100 Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Rising 100 Index and the percentage of the Rising 100 Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Rising 100 Index will typically include 90-100 companies at any one time and may contain companies of any size capitalization. The Rising 100 Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Rising 100 Fund or the Adviser. The Index Provider also serves as the Adviser to the Rising 100 Fund. Additional information regarding the Rising 100 Index, including its value, is available on the websites of the Rising 100 Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Rising 100 Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Rising 100 Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Rising 100 Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Rising 100 Fund’s performance and that of the Rising 100 Index, before fees and expenses, will be 95% or better.

The Rising 100 Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Rising 100 Index. However, the Rising 100 Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Rising 100 Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Rising 100 Index as a whole, when the Adviser believes it is in the best interests of the Rising 100 Fund (e.g., when replicating the Rising 100 Index involves practical difficulties or substantial costs, a Rising 100 Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Rising 100 Fund but not to the Rising 100 Index).

The Rising 100 Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Rising 100 Index, but which the Adviser believes will help the Rising 100 Fund track the Rising 100 Index. For example, the Rising 100 Fund may invest in securities that are not components of the Rising 100 Index to reflect various corporate actions and other changes to the Rising 100 Index (such as reconstitutions, additions and deletions).

The Rising 100 Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Rising 100 Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Rising 100 Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Rising 100 Fund will concentrate its investments to approximately the same extent as the Rising 100 Index.

The Rising 100 Fund may also seek to increase its income by lending securities.

The Rising 100 Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Rising 100 Minimum Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Rising 100 Minimum Volatility Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Rising 100 Minimum Volatility Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Rising 100 Minimum Volatility Fund.

The Motley Fool Rising 100 Minimum Volatility Index

The Rising 100 Minimum Volatility Index was established in 2025 by Motley Fool Investment Analytics, LLC (the “Index Provider”), and is a proprietary, rules-based index designed to track the stock performance of mid- and small-capitalization U.S. companies, measured by a stock’s issuer-level market cap, that have been recommended by the analysts and newsletters of The Motley Fool, LLC (“TMF”) and that also meet certain liquidity requirements. Both the Index Provider and TMF are affiliates of the Adviser.

Minimum volatility investing strategies utilize risk optimization techniques to reduce the realized volatility of fund performance. These strategies typically target an exact, maximum-allowable, or minimum-achievable level of volatility. Small-capitalization investing strategies assume positions in stocks with low market capitalizations, which may offer more growth opportunities relative to larger-capitalization stocks and whose performance may deviate from the broad market.

The Index Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Rising 100 Minimum Volatility Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity. Once the eligible universe is determined, and consistent with the treatment for the Rising 100 Index, inclusion in the Rising 100 Minimum Volatility Index is determined based on market capitalization and index continuity rules. The smallest 100 companies by market capitalization are identified within the universe. A buffer of 30% of the Rising 100 Minimum Volatility Index membership target - or 30 stocks - is used to prevent frequent turnover around the Rising 100 Index. Specifically, companies that were previously included in the Rising 100 Minimum Volatility Index will still be included as long as their reverse market capitalization rank is equal to or lower than 130 (130% of the 100-stock target). Stocks are then added to the Rising 100 Minimum Index based on reverse market capitalization rank until the 100-stock target is reached.

Companies that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity. Each selected company’s share of the Fool Rising 100 Minimum Volatility Index (or “weighting”) receives a portfolio weight on the weighting date determined by a risk minimization process. That is, weights are assigned using a modeling process that produces the index with the lowest forecast volatility. The Fool Rising 100 Minimum Volatility Index is reconstituted and rebalanced quarterly.

The index methodology for the Rising 100 Minimum Volatility Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Rising 100 Minimum Volatility Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Rising 100 Minimum Volatility Index and the percentage of the Rising 100 Minimum Volatility Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.The Rising 100 Minimum Volatility Index will typically include 90-100 companies at any one time and may contain companies of any size capitalization. The Rising 100 Minimum Volatility Index is calculated and administered by VettaFi, LLC (the “Index Calculation Agent”), which is not affiliated with the Rising 100 Minimum Volatility Fund or the Adviser. The Index Provider also serves as the Adviser to the Rising 100 Minimum Volatility Fund. Additional information regarding the Rising 100 Minimum Volatility Index, including its value, is available on the websites of the Rising 100 Minimum Volatility Index at www.foolindices.com and the Index Calculation Agent, at www.vettafi.com.

The Rising 100 Minimum Volatility Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Rising 100 Minimum Volatility Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Rising 100 Minimum Volatility Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Rising 100 Minimum Volatility Fund’s performance and that of the Rising 100 Minimum Volatility Index, before fees and expenses, will be 95% or better.

The Rising 100 Minimum Volatility Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Rising 100 Minimum Volatility Index. However, the Rising 100 Minimum Volatility Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Rising 100 Minimum Volatility Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Rising 100 Minimum Volatility Index as a whole, when the Adviser believes it is in the best interests of the Rising 100 Minimum Volatility Fund (e.g., when replicating the Rising 100 Minimum Volatility Index involves practical difficulties or substantial costs, a Rising 100 Minimum Volatility Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Rising 100 Minimum Volatility Fund but not to the Rising 100 Minimum Volatility Index).

The Rising 100 Minimum Volatility Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Rising 100 Minimum Volatility Index, but which the Adviser believes will help the Rising 100 Minimum Volatility Fund track the Rising 100 Minimum Volatility Index. For example, the Rising 100 Minimum Volatility Fund may invest in securities that are not components of the Rising 100 Minimum Volatility Index to reflect various corporate actions and other changes to the Rising 100 Minimum Volatility Index (such as reconstitutions, additions and deletions).

The Rising 100 Minimum Volatility Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Rising 100 Minimum Volatility Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Rising 100 Minimum Volatility Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Rising 100 Minimum Volatility Fund will concentrate its investments to approximately the same extent as the Rising 100 Minimum Volatility Index.

The Rising 100 Minimum Volatility Fund may also seek to increase its income by lending securities.

The Rising 100 Minimum Volatility Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).